FAIR VALUE MEASUREMENTS - Schedule of Key Inputs into the Black-Scholes model for the Private Warrants (Details)	Sep. 30, 2025 $ / shares	Jun. 30, 2025 $ / shares	Jun. 30, 2024 $ / shares
Market price of public shares
FAIR VALUE MEASUREMENTS
Private warrants	0.51	0.19	62.4
Risk-free rate
FAIR VALUE MEASUREMENTS
Private warrants	0.0359	0.0367	0.0427
Dividend yield
FAIR VALUE MEASUREMENTS
Private warrants	0	0	0
Volatility
FAIR VALUE MEASUREMENTS
Private warrants	1.494	1.677	0.587
Exercise price
FAIR VALUE MEASUREMENTS
Private warrants	689.86	689.86	689.86